Commitments And Contingencies (Deferred Branding Incentives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred branding incentives possibility of repayment	$ 5.0
Deferred branding incentives possibility of repayment by branded dealers	4.1
Deferred revenue, noncurrent	1.5	$ 3.8
Other Noncurrent Liabilities [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, noncurrent	$ 1.5	$ 3.4